Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 3,538	$ 3,210	$ 3,319	$ 2,793
Provision for credit losses
Originations	139	188	298	424
Maturities	(277)	(214)	(515)	(500)
Changes in risk, parameters and exposures	559	692	1,155	1,206
Write-offs	(273)	(289)	(460)	(380)
Recoveries	27	19	47	31
Exchange rate and other	(100)	(151)	(231)	(119)
Balance at end of period	3,613	3,455	3,613	3,455
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	890	835	896	787
Provision for credit losses
Transfers to stage 1	51	44	120	99
Transfers to stage 2	(31)	(43)	(53)	(64)
Transfers to stage 3	(4)	(4)	(6)	(6)
Originations	139	188	298	424
Maturities	(104)	(117)	(225)	(303)
Changes in risk, parameters and exposures	(79)	59	(157)	11
Exchange rate and other	(2)	(16)	(13)	(2)
Balance at end of period	860	946	860	946
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,115	992	1,123	1,038
Provision for credit losses
Transfers to stage 1	(51)	(43)	(120)	(98)
Transfers to stage 2	31	43	53	73
Transfers to stage 3	(45)	(71)	(125)	(206)
Maturities	(173)	(97)	(290)	(197)
Changes in risk, parameters and exposures	288	309	540	499
Exchange rate and other	(1)	(29)	(17)	(5)
Balance at end of period	1,164	1,104	1,164	1,104
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,533	1,383	1,300	968
Provision for credit losses
Transfers to stage 1		(1)		(1)
Transfers to stage 2				(9)
Transfers to stage 3	49	75	131	212
Changes in risk, parameters and exposures	350	324	772	696
Write-offs	(273)	(289)	(460)	(380)
Recoveries	27	19	47	31
Exchange rate and other	(97)	(106)	(201)	(112)
Balance at end of period	$ 1,589	$ 1,405	$ 1,589	$ 1,405